Business Segment Information (Sales and Operating Revenue to External Customers by Product Category) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 7,603,250	¥ 8,105,712	¥ 8,215,880
Mobile Communications
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	752,688	1,121,925	1,409,179
Game & Network Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,581,568	1,479,775	1,292,146
Game & Network Services | Hardware
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	598,373	721,829	733,757
Game & Network Services | Network
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	714,924	529,318	351,467
Game & Network Services | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	268,271	228,628	206,922
Imaging Products & Solutions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	571,499	677,231	696,888
Imaging Products & Solutions | Still and Video Cameras
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	351,834	428,777	478,099
Imaging Products & Solutions | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	219,665	248,454	218,789
Home Entertainment & Sound
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,034,215	1,155,085	1,235,686
Home Entertainment & Sound | Televisions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	720,557	797,764	835,068
Home Entertainment & Sound | Audio and Video
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	311,771	354,946	396,814
Home Entertainment & Sound | Other Products and Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,887	2,375	3,804
Semiconductors
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	659,779	599,430	535,398
Components
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	172,772	194,564	213,812
Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	901,230	935,827	876,314
Pictures | Motion Pictures
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	409,363	447,355	434,253
Pictures | Television Productions
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	271,886	270,115	252,456
Pictures | Media Networks
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	219,981	218,357	189,605
Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	630,767	602,564	541,692
Music | Recorded Music
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	388,948	412,718	383,350
Music | Music Publishing
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	66,541	71,258	70,959
Music | Visual Media and Platform
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	175,278	118,588	87,383
Financial Services
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,080,284	1,066,319	1,077,604
All Other
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	202,344	241,104	297,648
Corporate
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 16,104	¥ 31,888	¥ 39,513